Plan Termination	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Plan Termination
Plan Termination

(8) Plan Termination

Although it has not expressed any intent to do so, Colony Bankcorp, Inc. has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100 percent vested in their employer contributions.